Condensed Interim Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Operating activities:
Net loss for the period	$ (2,959)	$ (3,999)
Items not affecting cash:
Amortization and depreciation	942	1,396
Deferred income taxes	0	(645)
Accretion	0	3
Foreign exchange	41	155
Share-based expense	55	165
Items not affecting cash	(1,921)	(2,925)
Amounts receivable	(850)	1,274
Inventory	(84)	299
Unbilled revenue	(627)	(400)
Prepaid expenses	(329)	(293)
Accounts payable and accrued liabilities	(986)	530
Sales and income taxes payable and receivable	279	(249)
Deferred revenue	305	(59)
Net cash used in operating activities	(4,213)	(1,823)
Investing activities:
Purchase of property and equipment	(282)	(263)
Deferred acquisition payment	(312)	0
Net cash used in investing activities	(594)	(263)
Financing activities:
Proceeds on share issuance, net of transaction costs	(48)	491
Repayment of leases	(323)	(394)
Debenture	0	2,599
Net cash used in financing activities	(371)	2,696
Increase (decrease) in cash during the period	(5,178)	610
Cash included in asset held for sale	(646)	0
Foreign exchange	57	(155)
Cash - beginning of the period	10,791	3,545
Cash - end of the period	5,024	4,000
Cash is comprised of:
Cash	4,897	3,913
Restricted cash	127	87
Cash paid for interest	0	0
Cash paid for income tax	0	0
Cash from discontinued operations:
Net cash used in operating activities	754	990
Net cash used in investing activities	(100)	(189)
Net cash used in financing activities	$ (359)	$ (314)